Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 74,101	$ 69,178	$ 62,764
Other comprehensive (loss) income:
Change in unrealized gains on securities, net of taxes of $53,461, $(55,020), and $75,389, respectively	(99,293)	102,176	(140,008)
Change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, net of taxes of $533, $(830), and $259, respectively	(990)	1,541	(481)
Total other comprehensive (loss) income	(100,283)	103,717	(140,489)
Total comprehensive (loss) income	$ (26,182)	$ 172,895	$ (77,725)